                       Jacob Internet Fund, Inc.

                           Semi-Annual Report
                           February 28, 2001


 The Jacob Internet Fund is a mutual fund whose primary investment objective is long-term growth of capital with current income as a secondary objective.



                             Investment Advisor
                   Jacob Asset Management of New York LLC


                                  [LOGO]

                               TABLE OF CONTENTS

Letter From the Manager..............    1
Schedule of Investments..............    2
Statement of Assets and
  Liabilities........................    4
Statement of Operations..............    5
Statement of Changes in Net Assets...    6
Financial Highlights.................    7
Notes to Financial Statements........    8

                              JACOB INTERNET FUND

Dear Fellow Investors,

    Although we have continued to experience an extremely difficult environment for investing in the Internet sector, we welcome the opportunity to share with you an update on our strategy and outlook. We continue to shift the fund in the direction of companies that we believe can endure adverse market conditions through superior business plans, well-capitalized balance sheets and strong partnerships. While the worsening economic climate has affected all companies to some degree, there is no doubt that the area which is our main focus -- early-stage, high-growth businesses -- has fared by far the worst. However, we also believe this same strategy and focus will help us position the fund in a manner to deliver the highest possible returns when a recovery is more evident. While we are fully aware that conditions may worsen before they improve, we remain committed to the Fund and its philosophy, and will continue to focus on those companies that are best positioned to address the large market opportunities made possible from the evolution and growth of the Internet.

    We cannot claim to know when the macroeconomic environment will improve, but we can say with some confidence that the continued sell-off has reduced valuations for many of the Fund's holdings to levels where investors are completely writing off the possibility that growth will ever resume. It should be noted, however, that we feel the secular trends of increased usage of the Internet throughout the world and increased investment in Web-based information technology remain intact, and that we strongly believe that this is the type of extremely pessimistic environment where investors with longer-term time horizons often realize the greatest possible returns.

    Once again, we would like to thank all shareholders for their trust and confidence and look forward to a more promising future together.

Ryan Jacob
President and Chief Executive Officer

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

SHARES                                                                                  VALUE
------                                                                                  -----
          COMMON STOCKS                                                  97.8%
------------------------------------------------------------------------------------------------
          INTERNET -- COMMERCE                            20.9%
 70,000   Commerce One, Inc.*                                                        $ 1,220,625
 40,000   eBay Inc.*                                                                   1,533,125
150,000   E*Trade Group, Inc.*                                                         1,351,500
 40,000   HomeStore.com, Inc.*                                                         1,195,000
100,000   Multex.com, Inc.*                                                            1,937,500
                                                                                     -----------
                                                                                       7,237,750
------------------------------------------------------------------------------------------------
          INTERNET -- COMMUNICATIONS                      15.4%
 60,000   Aether Systems, Inc.*                                                        1,545,000
 40,000   Nuance Communications Inc.*                                                    920,000
 45,000   Openwave Systems Inc.*                                                       1,657,969
 40,000   724 Solutions Inc.*                                                            567,500
 40,000   SpeechWorks International Inc.*                                                657,500
                                                                                     -----------
                                                                                       5,347,969
------------------------------------------------------------------------------------------------
          INTERNET -- INFRASTRUCTURE                      44.0%
 60,000   Akamai Technologies, Inc.*                                                   1,016,250
 70,000   Art Technology Group, Inc.*                                                  1,701,875
140,000   Digital Insight Corporation*                                                 1,855,000
 70,000   E.piphany, Inc.*                                                             1,176,875
100,000   Exodus Communications, Inc.*                                                 1,462,500
 30,000   Internet Security Systems, Inc.*                                             1,672,500
240,000   Intertrust Technologies Corporation*                                           952,500
 80,000   MatrixOne, Inc.*                                                             1,945,000
 30,000   Netegrity, Inc.*                                                             1,331,250
120,000   Portal Software, Inc.*                                                         858,750
 30,000   webMethods, Inc.*                                                            1,290,000
                                                                                     -----------
                                                                                      15,262,500
------------------------------------------------------------------------------------------------
          INTERNET -- MEDIA CONTENT                       17.5%
120,000   DoubleClick Inc.*                                                            1,612,500
100,000   EarthWeb Inc.*                                                                 481,250
100,000   HotJobs.com, Ltd.*                                                             512,500
870,000   iVillage Inc.*                                                               1,182,656
200,000   MarketWatch.com, Inc.*                                                       1,000,000
103,200   StarMedia Network, Inc.*                                                       309,600
 40,000   Yahoo! Inc.*                                                                   952,500
                                                                                     -----------
                                                                                       6,051,006
                                                                                     -----------
          TOTAL COMMON STOCKS (COST $69,544,688)                                      33,899,225
                                                                                     -----------

                     See notes to the financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                VALUE
  ------                                                                                -----
             SHORT-TERM INVESTMENTS                                       3.3%
-------------------------------------------------------------------------------------------------
             VARIABLE RATE DEMAND NOTES #               3.3%
$1,012,216   Firstar Bank, N.A., 5.03%                                               $  1,012,216
   130,000   Wisconsin Corporate Central Credit Union, 4.95%                              130,000
                                                                                     ------------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $1,142,216)                                                          1,142,216
                                                                                     ------------
             TOTAL INVESTMENTS (COST $70,686,904)                       101.1%         35,041,441
                                                                                     ------------
             OTHER LIABILITIES, LESS ASSETS                             (1.1)%           (397,096)
                                                                                     ------------
             TOTAL NET ASSETS                                           100.0%       $ 34,644,345
                                                                                     ------------
                                                                                     ------------

* Non-income producing security.

# Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of February 28, 2001.

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (cost $70,686,904)                  $  35,041,441
    Receivable for investments sold                                 397,424
    Receivable for capital shares sold                               62,810
    Interest receivable                                               9,420
    Other assets                                                     29,698
                                                              -------------
        Total Assets                                             35,540,793
                                                              -------------
LIABILITIES:
    Payable for investments purchased                               599,687
    Capital shares repurchased                                       19,985
    Payable to Adviser                                               79,216
    Accrued expenses                                                197,560
                                                              -------------
        Total Liabilities                                           896,448
                                                              -------------
NET ASSETS                                                    $  34,644,345
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
    Capital Stock                                             $ 226,286,423
    Accumulated net realized loss on investments               (155,996,615)
    Net unrealized depreciation on investments                  (35,645,463)
                                                              -------------
        Total Net Assets                                      $  34,644,345
                                                              -------------
                                                              -------------
    Shares outstanding (20 billion shares of $0.001 par
      value authorized)                                          20,163,739
                                                              -------------
    Net asset value, redemption price and offering price per
      share                                                   $        1.72
                                                              -------------
                                                              -------------

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest income                                           $    248,489
                                                              ------------

EXPENSES
    Investment advisory fee                                        424,812
    Distribution expenses                                           61,084
    Administration fee                                              24,040
    Shareholder servicing and accounting costs                     218,921
    Custody fees                                                    15,550
    Federal and state registration                                  21,222
    Professional fees                                               26,678
    Reports to shareholders                                         20,588
    Directors' fees and expenses                                    20,525
    Other                                                           19,080
                                                              ------------
        Total operating expenses before reimbursements             852,500
    Less: Reimbursements from Adviser                              (87,899)
                                                              ------------
        Total expenses                                             764,601
                                                              ------------
NET INVESTMENT LOSS                                               (516,112)
                                                              ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    Net realized loss on investments                           (75,407,983)
    Change in unrealized appreciation/depreciation on
      investments                                               (8,169,387)
                                                              ------------
    Net realized and unrealized loss on investments            (83,577,370)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(84,093,482)
                                                              ------------
                                                              ------------

                     See notes to the financial statements.

JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS          FOR THE PERIOD
                                                                  ENDED         DECEMBER 14, 1999(1)
                                                            FEBRUARY 28, 2001    TO AUGUST 31, 2000
                                                            -----------------    ------------------
                                                               (UNAUDITED)
OPERATIONS:
    Net investment loss                                       $   (516,112)        $  (2,017,549)
    Net realized loss on investments                           (75,407,983)          (80,588,632)
    Change in unrealized appreciation/depreciation on
      investments                                               (8,169,387)          (27,476,076)
                                                              ------------         -------------
        Net decrease in net assets resulting from
          operations                                           (84,093,482)         (110,082,257)
                                                              ------------         -------------
CAPITAL SHARE TRANSACTIONS: (NOTE 3)
    Proceeds from shares sold                                   22,921,871           359,641,309
    Cost of shares redeemed                                    (31,963,601)         (121,879,495)
                                                              ------------         -------------
        Net increase (decrease) in net assets resulting
          from capital share transactions                       (9,041,730)          237,761,814
                                                              ------------         -------------

NET INCREASE (DECREASE) IN NET ASSETS                          (93,135,212)          127,679,557

NET ASSETS:
    Beginning of period                                        127,779,557               100,000
                                                              ------------         -------------
    End of period                                             $ 34,644,345         $ 127,779,557
                                                              ------------         -------------
                                                              ------------         -------------

---------

(1) Commencement of operations.

                     See notes to the financial statements.

JACOB INTERNET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                DECEMBER 14, 1999(1)
                                                              PERIOD ENDED            THROUGH
                                                            FEBRUARY 28, 2001     AUGUST 31, 2000
                                                            -----------------     ---------------
                                                               (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period                           $      5.54          $      10.00
                                                               -----------          ------------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss(2)                                           (0.03)                (0.09)
    Net realized and unrealized losses on investments                (3.79)                (4.37)
                                                               -----------          ------------
    Total from investment operations                                 (3.82)                (4.46)
                                                               -----------          ------------

Net asset value, end of period                                 $      1.72          $       5.54
                                                               -----------          ------------
                                                               -----------          ------------

Total return(3)                                                    (68.95%)              (44.60%)

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period                                  $34,644,345          $127,779,557

    Ratio of operating expenses to average net assets
      before reimbursement by Adviser(4)                             2.51%                 2.30%

    Ratio of operating expenses to average net assets
      after reimbursement by Adviser(4)                              2.25%                 2.00%

    Ratio of net investment loss to average net assets
      before reimbursement by Adviser(4)                            (1.78%)               (1.85%)

    Ratio of net investment loss to average net assets
      after reimbursement by Adviser(4)                             (1.52%)               (1.55%)

    Portfolio turnover rate                                        163.26%               195.24%

---------

(1) Commencement of operations.

(2) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(3) Not annualized for the periods ended August 31, 2000 and February 28, 2001.

(4) Annualized for the periods ended August 31, 2000 and February 28, 2001.

                     See notes to the financial statements.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS
FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF FUND

Jacob Internet Fund, Inc. (the 'Corporation'), was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the '1940 Act'), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one 'diversified' series, the Jacob Internet Fund (the 'Fund') and the authorized capital stock of the Fund consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Fund is long-term growth of capital. The Fund issued and sold 10,000 shares of its capital stock, at $10 per share on September 20, 1999. The Fund commenced operations on December 14, 1999.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

   (a) Investment Valuation -- Investment securities traded on a national securities exchange are valued at their market value determined by their last price in the principal market in which these securities are normally traded, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid prices is used. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Directors believe in good faith accurately reflects their fair value.

   (b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   (c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

   (d) Distributions to Shareholders -- The Fund records distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

   (e) Federal Income Taxes -- The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

   the Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

   (f) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

At February 28, 2001, there were twenty billion shares, $0.001 par value, authorized.

Transactions in shares of the Fund were as follows:

                                                                 SIX MONTHS ENDED
                                                                FEBRUARY 28, 2001
                                                            --------------------------
                                                              SHARES         AMOUNT
                                                              ------         ------
Sales                                                         6,667,365   $ 22,921,871
Redemptions                                                  (9,585,812)   (31,963,601)
                                                            -----------   ------------
Net Decrease                                                 (2,918,447)  $ (9,041,730)
                                                            -----------   ------------
                                                            -----------   ------------
SHARES OUTSTANDING:
    Beginning of period                                      23,082,186
                                                            -----------
    End of period                                            20,163,739
                                                            -----------
                                                            -----------

                                                               DECEMBER 14, 1999 --
                                                                 AUGUST 31, 2000
                                                            --------------------------
                                                              SHARES         AMOUNT
                                                              ------         ------
Sales                                                        38,402,017   $359,641,309
Redemptions                                                 (15,329,831)  (121,879,495)
                                                            -----------   ------------
Net Increase                                                 23,072,186   $237,761,814
                                                            -----------   ------------
                                                            -----------   ------------
SHARES OUTSTANDING:
    Beginning of period                                          10,000
                                                            -----------
    End of period                                            23,082,186
                                                            -----------
                                                            -----------

NOTE 4 -- INVESTMENT TRANSACTIONS

During the six months ended February 28, 2001, purchases and sales of investment securities (excluding short-term investments) for the Fund were $102,689,667 and $106,088,784, respectively.

JACOB INTERNET FUND
NOTES TO THE FINANCIAL STATEMENTS  (CONTINUED)
FEBRUARY 28, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

The following information for the Fund is as of February 28, 2001:

     COST FOR          NET TAX         TAX BASIS          TAX BASIS
FEDERAL INCOME TAX    UNREALIZED    GROSS UNREALIZED   GROSS UNREALIZED
     PURPOSES        DEPRECIATION     APPRECIATION       DEPRECIATION
     --------        ------------     ------------       ------------
   $83,064,578       $(49,165,353)     $1,593,565        ($50,758,918)

The Jacob Internet Fund realized, on a tax basis, post October losses through August 31, 2000 of $55,870,688, which are not recognized for tax purposes until the first day of the following fiscal year.

NOTE 5 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has an Investment Advisory Agreement (the 'Agreement') with Jacob Asset Management of New York LLC (the 'Adviser'), with whom certain officers and Directors of the Board are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Corporation, on behalf of the Fund, compensates the Adviser for its management services based on an annual rate of 1.25% of the Fund's average daily net assets.

The Adviser voluntarily deferred receipt of all or part of its advisory fee and/or absorbed the Funds' other expenses, including organization expenses, to the extent necessary to ensure that the Fund's operating expenses, did not exceed 2.00% of its average daily net assets from September 1, 2000 -
 January 31, 2001.

To the extent that the Adviser has deferred or absorbed expenses, it may seek payment of such deferred fees or reimbursement of such absorbed expenses for three years after the year in which fees were deferred or expenses were absorbed. The Fund will make no such payment or reimbursement, however, if the total annual Fund operating expenses exceed 2.00%.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. Firstar Bank, N.A. serves as custodian for the Funds.

NOTE 6 -- DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Fund, has adopted a distribution and service plan (the 'Plan'), pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that the Fund will compensate the Adviser up to 0.25% per annum of the Funds' average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Fund for providing servicing to their clients ('Shareholder Servicing'). The Plan also provides that Lepercq de Neuflize Securities, Inc. (the 'Distributor') is paid a fee equal to 0.10% of the Fund's average daily net assets on an annual basis to permit payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders for providing distribution assistance and promotional support to the Fund. The Fund incurred $61,084 in expenses pursuant to the 12b-1 Plan for the six months ended February 28, 2001.

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






                      Investment Advisor
           Jacob Asset Management of New York LLC

                Administrator and Transfer Agent
                    and Dividend Agent
               Firstar Mutual Fund Services LLC

                   Underwriter and Distributor
               Lepercq, de Neuflize Securities Inc.

                           Custodian
                      Firstar Bank, N.A.

                    Independent Auditors
                      Ernst & Young LLP

                       Jacob Internet
                         Fund, Inc.

                           [LOGO]


This report has been prepared for the information of shareholders of the Jacob Internet Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Fund's objectives, policies, management, records and other information.

                Jacob Asset Management of New York LLC
             1675 Broadway, 16th Floor, New York, NY 10019
                       1-888-Jacob-fx (522-6239)
                        www. JacobInternet.com

                            Semi-Annual Report
                            February 28, 2001